Schedule of other income (Details) $ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)
Other Income
Government grants	$ 17	$ 22	$ 20
Others	28	36	25
Total Other income	$ 45	$ 58	$ 45